Inventory (Details) - Schedule of Inventory - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Raw Materials
Packaging		34,635
Finished goods	112,398	370,335	103,496
Total	$ 112,398	404,970	106,403
Previously Reported [Member]
Inventory [Line Items]
Packaging		$ 34,632	$ 2,907